FIXED ASSETS, NET (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fixed assets, net [Abstract]
Fixed assets, gross	$ 3,879		$ 3,879		$ 3,758	$ 3,544
Accumulated depreciation	(2,203)		(2,203)		(2,095)	(1,891)
Fixed assets, net	1,676		1,676		1,663	1,653	$ 1,684
Depreciation	56	$ 54	165	$ 163	219	221	$ 226
Land [Member]
Fixed assets, net [Abstract]
Fixed assets, gross	112		$ 112		$ 113	114
Buildings and Improvements [Member]
Fixed assets, net [Abstract]
Property, plant and equipment, estimated useful life			40 years		40 years
Fixed assets, gross	1,129		$ 1,129		$ 1,138	1,142
Machinery, Tools and Equipment [Member]
Fixed assets, net [Abstract]
Fixed assets, gross	2,047		2,047		1,924	1,815
Rental Assets [Member]
Fixed assets, net [Abstract]
Fixed assets, gross	404		404		395	293
Other, Including Assets Under Construction [Member]
Fixed assets, net [Abstract]
Fixed assets, gross	$ 187		$ 187		$ 188	$ 180
Minimum [Member] | Machinery, Tools and Equipment [Member]
Fixed assets, net [Abstract]
Property, plant and equipment, estimated useful life			3 years		3 years
Minimum [Member] | Rental Assets [Member]
Fixed assets, net [Abstract]
Property, plant and equipment, estimated useful life			3 years		3 years
Maximum [Member] | Machinery, Tools and Equipment [Member]
Fixed assets, net [Abstract]
Property, plant and equipment, estimated useful life			25 years		25 years
Maximum [Member] | Rental Assets [Member]
Fixed assets, net [Abstract]
Property, plant and equipment, estimated useful life			12 years		12 years